Convertible loan (Tables)	12 Months Ended
Mar. 31, 2021
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

March 31, 2021
Value on initial recognition	$6,439,370
Principal payment	(658,333)
Accretion	509,704
Total	$6,290,741

Derivative Component

March 31, 2021
Value on initial recognition	$8,560,630
Change in fair value of liability	857,702
Total	$9,418,331